Going Concern (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Going Concern (Textual)
Sales revenue over four years	$ 5,500,000
Cumulative net loss	27,034,691	23,761,751
Common stock yielded net proceeds	1,245,000	795,000
Common Stock
Going Concern (Textual)
Common stock yielded net proceeds	$ 1,245,000	$ 795,000
Shares issued	5,020,000	397,500